Loans And Allowance For Credit Losses (Credit Quality Indicators of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	¥ 60,541,470		¥ 60,387,764
Loans, Close Watch	5,066,358		5,419,407
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	801,279		748,040
Loans classified by borrowing grade, Total	66,409,107	[1]	66,555,211	[1]
Credit Quality By Risk Ratings [Abstract]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	156,520		181,850
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	44,521,871		45,354,265
Loans, Close Watch	4,121,114		4,357,196
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	720,797		686,431
Loans classified by borrowing grade, Total	49,363,782	[1]	50,397,892	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	10,392,185		9,957,029
Loans, Close Watch	984,561		1,141,101
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	152,186		137,275
Loans classified by borrowing grade, Total	11,528,932	[1]	11,235,405	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	948,850		1,007,788
Loans, Close Watch	219,897		223,791
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	42,197		48,306
Loans classified by borrowing grade, Total	1,210,944	[1]	1,279,885	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	9,483,720		9,793,308
Loans, Close Watch	984,103		1,023,691
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	113,351		128,401
Loans classified by borrowing grade, Total	10,581,174	[1]	10,945,400	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	2,671,049		2,878,813
Loans, Close Watch	413,556		445,863
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	77,421		74,234
Loans classified by borrowing grade, Total	3,162,026	[1]	3,398,910	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	7,224,137		7,411,408
Loans, Close Watch	815,547		829,277
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	193,115		171,870
Loans classified by borrowing grade, Total	8,232,799	[1]	8,412,555	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	2,977,563		3,110,731
Loans, Close Watch	283,555		298,554
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	7,942		7,238
Loans classified by borrowing grade, Total	3,269,060	[1]	3,416,523	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	1,087,170		1,074,367
Loans, Close Watch	116,517		140,614
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	38,121		32,978
Loans classified by borrowing grade, Total	1,241,808	[1]	1,247,959	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	7,940,645		8,210,660
Loans, Close Watch	174,176		156,090
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	42,932		36,163
Loans classified by borrowing grade, Total	8,157,753	[1]	8,402,913	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	1,796,552		1,910,161
Loans, Close Watch	129,202		98,215
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	53,532		49,966
Loans classified by borrowing grade, Total	1,979,286	[1]	2,058,342	[1]
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	15,982,209		14,992,355
Loans, Close Watch	884,337		1,006,010
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	60,247		39,490
Loans classified by borrowing grade, Total	16,926,793	[1]	16,037,855	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	37,390		41,144
Loans, Close Watch	60,907		56,201
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	20,235		22,119
Loans classified by borrowing grade, Total	118,532	[1]	119,464	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade, Total	15,760,046	[1]	16,150,015	[1]
Loans, Accrual	15,628,225		16,015,242
Loans, Nonaccrual	131,821		134,773
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade, Total	807,330	[1]	872,043	[1]
Loans, Accrual	676,840		727,880
Loans, Nonaccrual	130,490		144,163
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade, Total	3,834,191	[1],[2]	3,780,565	[1],[3]
Risk Rating Based On The Number Of Delinquencies:
Loans classified by risk ratings based on number of delinquencies, Accrual	1,778,886		1,715,853
Loans classified by risk ratings based on number of delinquencies, Nonaccrual	21,393		21,595
Risk Ratings Based On Internal Credit Ratings:
Loans, Pass	1,828,212		1,767,355
Loans, Criticized	¥ 205,700		¥ 275,762

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥156,520 million. See Note 5 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 5 for more information on FDIC covered loans.